Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Depreciation methods and estimated useful lives for other plant and equipment

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889
Capital expenditures	275,850	—	275,850
Transfers from exploration and evaluation assets (note 5)	8,585	—	8,585
Change in asset retirement obligations (note 9)	94,994	—	94,994
Property swaps	(1,190)	178	(1,012)
Impairment	—	(2,247,162)	(2,247,162)
Foreign currency translation	(82,860)	120,123	37,263
Depletion	—	(478,859)	(478,859)
Balance, December 31, 2020	$11,423,676	$(8,346,128)	$3,077,548
Capital expenditures	310,005	—	310,005
Property acquisitions	274	—	274
Divestitures	(37,835)	32,844	(4,991)
Property swaps	(26,131)	25,900	(231)
Transfers from exploration and evaluation assets (note 5)	7,727	—	7,727
Change in asset retirement obligations (note 9)	(12,222)	—	(12,222)
Impairment reversal	—	1,542,414	1,542,414
Foreign currency translation	(31,977)	34,765	2,788
Depletion	—	(458,941)	(458,941)
Balance, December 31, 2021	$11,633,517	$(7,169,146)	$4,464,371